Contract assets and liabilities (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Contract liabilities Deferred revenue | $	$ 650		$ 625
ZHEJIANG TIANLAN
Deferred revenue | ¥		¥ 43,452		¥ 34,503